Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 8,640	$ 15,964
Accounts receivable, net of allowance for doubtful accounts	101,340	97,787
Other current assets	5,640	5,900
Total current assets	115,620	119,651
Property, plant and equipment	1,689,256	1,295,227
Accumulated depreciation, depletion and amortization	(406,959)	(324,181)
Net property, plant and equipment	1,282,297	971,046
Equity investments	81,162	84,327
Intangible assets, net	70,665	76,950
Other long-term assets	44,248	52,231
Total assets	1,593,992	1,304,205
Current liabilities
Accounts payable and accrued liabilities	124,082	103,845
Deferred income	3,416	4,360
Derivative liabilities	12,042	19,516
Total current liabilities	139,540	127,721
Deferred income	10,492	7,874
Other liabilities	21,256	20,853
Derivative liabilities		5,107
Senior notes	300,000	300,000
Revolving credit facility	541,000	408,000
Commitments and contingencies (Note 15)
Partners' capital
Common units (79,032,669 at December 31, 2011 and 38,293,005 at December 31, 2010)	580,961	213,646
Accumulated other comprehensive income	743	159
Total partners' capital	581,704	213,805
Non-controlling interests, pre-merger (Note 1)		220,845
Partners' capital, including portion attributable to non-controlling interests, pre-merger, total	581,704	434,650
Total liabilities and partners' capital	$ 1,593,992	$ 1,304,205